NOTES PAYABLE AND DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	6 Months Ended	8 Months Ended
	Jun. 30, 2021	Sep. 13, 2019
Gene Salkind [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from related party	$ 150,000	$ 2,300,000